PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Depreciation administrative expenses	$ 764,000	$ 833,000	$ 883,000
Depreciated assets	$ 1,261,000
Depreciated over useful life	5 years